Leases (right of use assets and lease liabilities) (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of right of use assets and lease liabilities

€ in thousand	Right-of-use assets
	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Furniture, fittings and other	Total assets	Lease Liabilities
YEAR ENDED 31 DECEMBER, 2021
Opening net book value	43,121	37	216	43,374	52,088
Additions	7,642	—	231	7,874	7,873
Amortization	(2,628)	(22)	(135)	(2,784)	—
Revaluation due to variable payments	199	—	3	202	202
Termination of contracts	—	—	(41)	(41)	(44)
Lease payments	—	—	—	—	(3,601)
Interest expenses	—	—	—	—	802
Exchange rate differences	(341)	—	3	(339)	(496)
CLOSING NET BOOK VALUE	47,993	15	278	48,285	56,822

(In € thousand)	Right-of-use assets
	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Furniture, fittings and other	Total assets	Lease Liabilities
YEAR ENDED 31 DECEMBER, 2022
Opening net book value	47,993	15	278	48,285	56,822
Additions	1,482	—	147	1,629	1,629
Amortization	(2,944)	(15)	(145)	(3,103)	—
Impairment charge	(4,178)	—	—	(4,178)	—
Revaluation due to variable payments	859	—	—	859	859
Termination of contracts	—	—	(32)	(32)	—
Lease payments	—	—	—	—	(3,900)
Interest expenses	—	—	—	—	833
Exchange rate differences	(1,847)	—	(10)	(1,857)	(2,669)
CLOSING NET BOOK VALUE	41,365	—	238	41,603	53,574